Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Property and equipment	¥ 2,561	¥ 2,561
Accumulated depreciation
Beginning balance	1,782	1,256
Addition		526
Depreciation	441
Ending balance	2,223	1,782
Net book value
Property and equipment, Net	338	779
Motor vehicles [Member]
Cost
Property and equipment	995	995
Accumulated depreciation
Beginning balance	680	471
Addition		209
Depreciation	209
Ending balance	889	680
Net book value
Property and equipment, Net	106	315
Office equipment & furniture [Member]
Cost
Property and equipment	408	408
Accumulated depreciation
Beginning balance	388	302
Addition		86
Depreciation
Ending balance	388	388
Net book value
Property and equipment, Net	20	20
Leasehold improvements [Member]
Cost
Property and equipment	1,158	1,158
Accumulated depreciation
Beginning balance	714	483
Addition		231
Depreciation	232
Ending balance	946	714
Net book value
Property and equipment, Net	¥ 212	¥ 444